Promissory note - related party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Apr. 13, 2022	Mar. 31, 2022	Feb. 28, 2022
Related Party Transaction [Line Items]
Promissory note - related party	$ 0		$ 420,000
PSPIB [Member] | Venture Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount					$ 25,000,000
Affiliated Entity [Member] | Affiliate Note [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Borrowing Capacity						$ 1,000,000
Promissory note - related party			200,000
Affiliated Entity [Member] | DCPM Note [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Borrowing Capacity				$ 1,000,000
Promissory note - related party			$ 220,000
D-Wave Systems Inc. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 0	$ 0
D-Wave Systems Inc. [Member] | Old D-Wave [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	75.00%
D-Wave Systems Inc. [Member] | Thirdparty Consulting Firm [Member] | Advisory Services [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ 380,000
Related Party Transaction, Date	Dec. 31, 2020
D-Wave Systems Inc. [Member] | PSPIB [Member] | Venture Loan Agreement [Member] | Old D-Wave [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage					46.80%